Net Loss Per Share Attributable to Common Stockholders - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	28,124,000	116,632,000	116,506,000
Rover Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnout shares (in shares)	2,193,000			19,734,183
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		90,814,000	90,805,000
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,058,000	24,700,000	24,911,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,863,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		1,118,000	790,000
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,574,000
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,137,000
Sponsor Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	492,000
Rover Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,192,687